NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
NET LOSS PER SHARE	NET LOSS PER SHARE
The Company uses the weighted average ownership percentages during the period to calculate the net loss per share attributable to public shareholders and the noncontrolling interest holders. The following table sets forth the computation of basic and diluted net loss using the treasury stock method:

(In thousands, except for share and per share amounts)	Six months ended June 30, 2025	Six months ended June 30, 2024
Numerator:
Net loss	$(185,226)	$(12,906)
Net loss attributable to noncontrolling interest	(15,787)	(2,831)
Net loss attributed to Class A shareholders - basic and diluted EPS	(169,439)	(10,075)
Denominator:
Weighted-average basic shares outstanding	112,475,039	107,366,433
Effect of dilutive securities	—	—
Weighted-average diluted shares	112,475,039	107,366,433
Basic and diluted net loss per share	$(1.51)	$(0.09)
The following table represents potential ordinary shares outstanding that were excluded from the computation of diluted net loss per share of common share because their effect would have been anti-dilutive:

	Six months ended June 30, 2025	Six months ended June 30, 2024
Warrants	29,533,182	29,533,282
Stock options	11,202,701	18,626,273
Restricted stock	6,869,910	2,151,446
Total	47,605,793	50,311,001